Trade and Other Payables	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Trade And Other Payables
Trade and Other Payables

7. Trade and Other Payables

	Unaudited 31 December 2024	30 June 2024
	AUD$	AUD$
CURRENT
Related parties – payable Note 21	980,127	589,166
Trade payables	8,581,037	9,866,518
Total trade and other payables	9,561,164	10,455,684

Trade and other payables including related party payables are unsecured, non-interest bearing and are normally settled within 30 days. The carrying value of trade and other payables is considered a reasonable approximation of fair value due to the short-term nature of the balances.

11 Trade and Other Payables

	2024	2023
	AUD$	AUD$
		Restated
CURRENT
Related parties - payable	589,166	4,936,423
Trade payables	9,866,518	1,776,345
Total trade and other payables	10,455,684	6,712,768

Trade and other payables are unsecured, non-interest bearing and are normally settled within 30 days. The carrying value of trade and other payables is considered a reasonable approximation of fair value due to the short-term nature of the balances. The increase in trade payables from yearend 2024 over 2023 is attributable to the post-closing of the business combination through which the Company inherited approximately $5.9 million in accounts payable to various service providers including investor banker, legal counsels, auditor and accounting advisor.